SCHEDULE OF RECONCILIATION OF THE BEGINNING AND ENDING AMOUNT OF THE VALUATION ALLOWANCE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Valuation allowance at beginning of year	$ 6,832	$ 5,672
Change in valuation allowance	2,096	1,160
Valuation allowance at end of year	$ 8,928	$ 6,832